CONTINGENCIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2018
Contingencies And Commitments
CONTINGENCIES AND COMMITMENTS

NOTE 24

CONTINGENCIES AND COMMITMENTS

a)	Lawsuits and legal procedures

As of the issuance date of these financial statements, the Bank and its affiliates were subject to certain legal actions in the normal course of their business. As of December 31, 2018, the Bank and its subsidiaries have provisions for this item of Ch$923 million and Ch$0 million, respectively (Ch$1,214 million and Ch$0 million as of December 31, 2017) which is included in “Provisions” in the Consolidated Statements of Financial Position as provisions for contingencies.

b)	Contingent loans

The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2018	2017
	MCh$	MCh$

Letters of credit issued	223,420	201,699
Foreign letters of credit confirmed	57,038	75,499
Performance guarantee	1,954,205	1,823,793
Personal guarantees	133,623	81,577
Total contingent liabilities	2,368,286	2,182,568
Available on demand credit lines	8,997,650	8,135,489
Other irrevocable credit commitments	327,297	260,691
Total loan commit ment	9,324,947	8,396,180
Total	11,693,233	10,578,748

c)	Held securities

The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Third party operations
Collections	99,784	175,200
Assets from third parties managed by the Bank and its affiliates	1,630,431	1,660,804
Subtotal	1,730,215	1,836,004
Custody of securities
Securities held in custody	11,160,488	383,002
Securities held in custody deposited in other entity	861,405	760,083
Issued securities held in custody	12,335,871	22,046,701
Subtotal	24,357,764	23,189,786
Total	26,087,979	25,025,790

During 2018, the Bank classified the portfolios managed by private banking in “Assets from third parties managed by the Bank and its affiliates” (memo account). At the end of December 2018, the balance for this was Ch$ 1,630,396 million (Ch$ 1,660,768 million at December 31, 2017).

d)	Guarantees

Banco Santander Chile has comprehensive officer fidelity insurance policy, No. 4668409, with the Chilena Consolidada de Seguros insurance company, for USD 50,000,000 which jointly covers both the Bank and its affiliates for the period from July 1, 2018 to June 30, 2019.

e)	Contingent loans and liabilities

To satisfy its clients’ needs, the Bank took on several contingent loans and liabilities that are not be recognised in the Consolidated Financial Statements of Financial Position; these contain loan risks and they are, therefore, part of the Bank`s global risk.